SEMI ANNUAL REPORT



                               September 30, 1997



                               TEMPLETON AMERICAS
                           GOVERNMENT SECURITIES FUND


[LOGO: FRANKLIN TEMPLETON]

[LOGO: CELEBRATING 50 YEARS]

CELEBRATING 50 YEARS


This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.


In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.

SHAREHOLDER LETTER



Your Fund's Objective: The Templeton Americas Government Securities Fund seeks a high level of current income, with total return as a secondary objective. It seeks to achieve these objectives by investing at least 65% of its total assets in debt securities issued or guaranteed by governments, government agencies, political subdivisions and other government entities of countries located in the Western Hemisphere, defined as countries located in North, South, and Central America or the surrounding waters.



Dear Shareholder:

We are pleased to bring you the semi-annual report of the Templeton Americas Government Securities Fund for the six months ended September 30, 1997. During this period, the U.S. and many Latin American economies displayed fundamental strength.

In the U.S., gross domestic product increased at an annualized rate of 3.41% from March 31, 1997 to September 30, 1997. Although unemployment declined, inflation remained benign, and many investors expected the Federal Reserve Open Market Committee to refrain from raising short-term interest rates until late 1997 or early 1998. Long-term U.S. interest rates trended downward, and long-term bond prices, as measured by 30-year U.S. Treasuries, rose over 8.5%.


CONTENTS

Shareholder Letter .....        1

Performance Summary ....        5

Financial Highlights and
Statement of Investments        7

Financial Statements ...       10

Notes to the Financial
Statements .............       13

[GRAPH: PYRAMID]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
9/30/97

United States..........  20.8%
Argentina..............  16.4%
Mexico.................  13.9%
Brazil.................  12.4%
Venezuela..............  10.8%
Ecuador................   9.2%
Other Countries........   2.3%
Short-Term Obligations
and Other Net Assets...  14.2%

Driven by positive investor sentiment about market-oriented policies and improved corporate earnings, many fixed-income security prices in Latin American countries rose during the period as well. These bond markets were also bolstered by the U.S. Treasury bond market rally and foreign investors' increased demand for high-yielding debt securities. These foreign investors were primarily financial institutions that usually invest in U.S. and European debt securities, but were searching for higher returns in emerging markets.

Within this environment, the Fund's shares provided a six-month cumulative total return of 9.46%, as discussed in the Performance Summary on page 5.

The Fund's strong return can be largely attributed to the performance of Latin American bond markets. Believing that countries in this region will continue to demonstrate a commitment to fiscally sound economic policies and improved credit quality, we increased our Latin America position from 63.8% of total net assets on March 31, 1997, to 65.0% at the end of the reporting period. The largest portfolio change was made in our Ecuadorian holdings. On September 30, 1997, 9.2% of the Fund's total net assets were invested there, up from 2.0% at the beginning of the period. We also increased our Venezuelan holdings from 3.7% of total net assets to 10.8%.

Looking forward, we will continue to focus on bonds from countries experiencing strong economic growth. We may consider purchases in Peruvian and Panamanian fixed-income securities if these countries make more progress toward privatization and financial reform. In addition, we may seek to take advantage of several countries' plans to reduce their debt servicing costs and improve their balance sheets by trading their "Brady Bonds" for new, uncollaterized sovereign debt.*

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of September 30, 1997, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

Please remember that investments in foreign securities concentrated in a single region involve special risks, such as market and currency volatility, and adverse economic, social, and political developments in the countries where the Fund is invested. Emerging markets involve heightened risks related to the same factors, in addition to risks associated with political instability, higher rates of inflation, controls on foreign investment, and the relatively small size and lesser liquidity of these markets. The Fund may also invest in lower-rated or unrated


*Brady Bonds are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan").


  PORTFOLIO BREAKDOWN
  Based on Total Net Assets
  9/30/97

  Government Bonds
  (U.S. and Foreign)     78.2%

  Corporate Bonds
  (U.S. and Foreign)      7.6%

  Short-Term Obligations
  & Other Net Assets     14.2%


For a complete list of portfolio holdings, please see page 8 of this report.

debt securities that have high credit risk and may be predominantly speculative. These risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued investment in the Fund, and would like to reaffirm our dedication and commitment to searching the Western Hemisphere for the best possible securities for the Fund's portfolio.

Sincerely,

/s/Thomas J. Dickson
--------------------
Thomas J. Dickson

/s/Alexander C. Calvo
---------------------
Alexander C. Calvo

/s/Cindy A. New
---------------
Cindy A. New
The Portfolio Management Team
Templeton Americas Government Securities Fund

PERFORMANCE SUMMARY

Templeton Americas Government Securities Fund produced a cumulative total return of 9.46% for the six-month period ended September 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include the initial sales charge. We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner.

The price of the Fund's shares increased sixteen cents ($0.16), from $10.64 on March 31, 1997, to $10.80 on September 30, 1997. During this time, shareholders received distributions of 36 cents ($0.36) per share in dividend income, 32 cents ($0.32) in short-term capital gains, and 13 cents ($0.13) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.





Past performance is not predictive of future results.

  TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
  Periods ended 9/30/97

                                                                 Since
                                                                Inception
                                       1-Year        3-Year     (6/27/94)
                                       ------        ------     ---------
Cumulative Total Return(1)              15.90%       37.73%       44.98%
Average Annual Total Return(2)          10.98%        9.66%       10.58%

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 4.25% initial sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Investing in a non-diversified fund and in emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of emerging markets. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After August 1, 1998, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Directors.




Past performance is not predictive of future results.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Highlights

                                                        SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 1997         ---------------------------------------
                                                          (UNAUDITED)              1997            1996            1995+
                                                   ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period............             $10.64                $10.20           $9.59          $10.00
                                                   ---------------------------------------------------------
Income from investment operations:
 Net investment income..........................                .38                   .74             .75             .30
 Net realized and unrealized gains (losses).....                .59                   .85             .71            (.43)
                                                   ---------------------------------------------------------
Total from investment operations................                .97                  1.59            1.46            (.13)
                                                   ---------------------------------------------------------
Less distributions:
 Dividends from net investment income...........               (.36)                 (.77)           (.69)           (.28)
 Distributions from net realized gains..........               (.45)                 (.38)           (.16)             --
                                                   ---------------------------------------------------------
Total distributions.............................               (.81)                (1.15)           (.85)           (.28)
                                                   ---------------------------------------------------------
Net asset value, end of period..................             $10.80                $10.64          $10.20           $9.59
                                                   ---------------------------------------------------------
Total return*...................................              9.46%                16.23%          15.49%         (1.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...............             $7,841                $5,627          $3,540          $2,826
Ratios to average net assets:
 Expenses.......................................              2.66%**               2.79%           4.98%           6.49%**
 Expenses, including waiver.....................              1.25%**               1.25%           1.25%           1.25%**
 Net investment income..........................              7.20%**               7.16%           7.47%           5.07%**
Portfolio turnover rate.........................             50.40%               275.02%         163.57%              --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period June 27, 1994 (commencement of operations) to March 31, 1995.

                       See notes to financial statements.

TEMPLETON AMERICAS GOVERNMENT SECURITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30,1997 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                AMOUNT*                  VALUE
-----------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 85.8%
ARGENTINA 16.4%
Bridas Corp., Yankee, 12.50%, 11/18/99....................................       50,000                $   55,500
Industrias Metalurgicas Pescarmona, 144A, 11.75%, 3/27/98.................      100,000                   101,750
Republic of Argentina:
  9.25%, 2/23/01..........................................................      355,000                   371,862
  8.75%, 5/9/02...........................................................       75,000                    76,237
  11.00%, 10/09/06........................................................      225,000                   257,625
  11.75%, 2/12/07, Reg S..................................................       80,000ARS                 90,318
  11.375%, 1/30/17........................................................      200,000                   232,700
  9.75%, 9/19/27..........................................................      100,000                   100,650
                                                                                                       ----------
                                                                                                        1,286,642
                                                                                                       ----------
BRAZIL 12.4%
Centrais Electricas Brasileiras SA, 144A, 10.00%, 10/30/98................       60,000                    61,575
Government of Brazil:
  8.875%, 11/05/01........................................................      400,000                   415,500
  10.125%, 5/15/27........................................................      180,000                   180,495
  6.938%, 4/15/12, FRN, L, conv...........................................      310,000                   263,112
Tevecap SA, 12.625%, 11/26/04.............................................       50,000                    53,688
                                                                                                       ----------
                                                                                                          974,370
                                                                                                       ----------
COLOMBIA 0.8%
Banco Ganadero SA, 144A, 9.75%, 8/26/99...................................       60,000                    62,850
                                                                                                       ----------
ECUADOR 9.2%
Republic of Ecuador:
  11.25%, 4/25/02.........................................................      355,000                   380,738
  11.25%, 4/25/02, 144A...................................................       50,000                    53,625
  6.4375%, 2/28/25, disc., FRN............................................      350,000                   285,688
                                                                                                       ----------
                                                                                                          720,051
                                                                                                       ----------
GUATEMALA 0.3%
Associacion Nacional del Cafe, 11.00%, 8/31/98............................       20,000                    20,700
                                                                                                       ----------
MEXICO 13.9%
Bepensa SA, 144A, 9.75%, 9/30/04..........................................       80,000                    80,550
Cemex SA, 144A, 10.75, 7/15/00............................................       65,000                    69,875
Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02...................       80,000                    79,800
United Mexican States:
  9.75%, 2/6/01...........................................................       60,000                    64,125
  9.875%, 1/15/07.........................................................      370,000                   400,525
  11.375, 9/15/16.........................................................      330,000                   391,463
                                                                                                       ----------
                                                                                                        1,086,338
                                                                                                       ----------
PANAMA 0.8%
Republic of Panama, 6.547%, FRN, 5/10/02..................................       61,538                    61,154
                                                                                                       ----------
TRINIDAD AND TOBAGO 0.4%
Sei Holdings IX Inc., 144A, 11.00%, 11/30/00..............................       30,000                    31,800
                                                                                                       ----------

TEMPLETON AMERICAS GOVERNMENT SECURITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30,1997 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                                AMOUNT*                  VALUE
-----------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
UNITED STATES 20.8%
U.S. Treasury Bond, 6.375%, 8/15/02.......................................      210,000                $  213,281
U.S. Treasury Notes:
  6.125%, 7/31/00.........................................................      520,000                   523,413
  6.25%, 8/31/00..........................................................      525,000                   530,086
  6.25%, 4/30/01..........................................................      125,000                   126,211
  8.00%, 5/15/01..........................................................      225,000                   239,906
                                                                                                       ----------
                                                                                                        1,632,897
                                                                                                       ----------
VENEZUELA 10.8%
Republic of Venezuela:
  9.125%, 6/18/07, Reg S..................................................      400,000                   408,500
  9.25%, 9/15/27..........................................................      460,000                   438,725
                                                                                                       ----------
                                                                                                          847,225
                                                                                                       ----------
TOTAL LONG TERM SECURITIES (COST $6,564,905)..............................                              6,724,027
                                                                                                       ----------
SHORT TERM OBLIGATIONS 10.4%
Deutsche Bank AG, 6.00%, 10/1/97..........................................      518,000                   518,000
Federal Home Loan Mortgage Corp., 10/15/97................................      300,000                   299,356
                                                                                                       ----------
TOTAL SHORT TERM OBLIGATIONS (COST $817,325)..............................                                817,356
                                                                                                       ----------
TOTAL INVESTMENTS (COST $7,382,230) 96.2%.................................                              7,541,383
OTHER ASSETS, LESS LIABILITIES 3.8%.......................................                                299,160
                                                                                                       ----------
TOTAL NET ASSETS 100.0%...................................................                             $7,840,543
                                                                                                       ==========

CURRENCY ABBREVIATIONS:
ARS - Argentina

*Securities traded in U.S. dollars, unless otherwise indicated.
                       See notes to financial statements.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $7,382,230)................................  $7,541,383
 Receivables:
  Fund shares sold....................................................................     158,446
  Interest............................................................................     132,283
  Fee reimbursement...................................................................      76,459
 Unamortized organization costs.......................................................      24,409
                                                                                        ------------
     Total assets.....................................................................   7,932,980
                                                                                        ------------
Liabilities:
 Payable to affiliates................................................................       9,035
 Funds advanced by custodian..........................................................       1,716
 Accrued expenses.....................................................................      81,686
                                                                                        ------------
     Total liabilities................................................................      92,437
                                                                                        ------------
      Net assets, at value............................................................  $7,840,543
                                                                                        ============
Net assets consist of:
 Undistributed net investment income..................................................  $   14,261
 Net unrealized appreciation..........................................................     159,153
 Accumulated net realized gain........................................................     152,303
 Beneficial shares....................................................................   7,514,826
                                                                                        ------------
     Net assets, at value.............................................................  $7,840,543
                                                                                        ============
  Net asset value per share ($7,840,543 / 725,668 shares outstanding).................      $10.80
                                                                                        ============
  Maximum offering price per share ($10.80 / 95.75%)..................................      $11.28
                                                                                        ============

                       See notes to financial statements.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30,1997 (UNAUDITED)

Interest income..............................................................               $262,714
Expenses:
 Management fees (Note 3)....................................................   $ 18,645
 Administrative fees (Note 3)................................................      4,661
 Distribution fees (Note 3)..................................................      8,973
 Transfer agent fees (Note 3)................................................      2,700
 Custodian fees..............................................................        500
 Reports to shareholders.....................................................     20,327
 Registration and filing fees................................................     15,000
 Professional fees (Note 3)..................................................      5,000
 Trustees' fees and expenses.................................................        200
 Amortization of organization costs..........................................      6,773
                                                                                 -------
     Total expenses..........................................................     82,779
 Less expenses waived (Note 3)...............................................     43,934
                                                                                 -------
     Total expenses less expenses waived.....................................                 38,845
                                                                                             -------
      Net investment income..................................................                223,869
                                                                                             -------
Realized and unrealized gains:
 Net realized gain from:
  Investments................................................................    175,511
  Foreign currency transactions..............................................         43
                                                                                 -------
 Net realized gain...........................................................                175,554
 Net unrealized appreciation on investments..................................                151,522
                                                                                             -------
Net realized and unrealized gain.............................................                327,076
                                                                                             -------
Net increase in net assets resulting from operations.........................               $550,945
                                                                                             =======

                       See notes to financial statements.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                       SEPTEMBER 30, 1997         YEAR ENDED
                                                                          (UNAUDITED)           MARCH 31, 1997
                                                                   -------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income...........................................         $  223,869             $  325,723
  Net realized gain from investments and foreign currency
    transactions..................................................            175,554                338,392
  Net unrealized appreciation (depreciation) on investments.......            151,522                (12,040)
                                                                   -------------------------------------------
      Net increase in net assets resulting from operations........            550,945                652,075
 Distributions to shareholders from:
  Net investment income...........................................           (209,608)              (333,384)
  Net realized gains..............................................           (239,792)              (157,434)
 Fund share transactions (Note 2).................................          2,111,919              1,925,649
                                                                   -------------------------------------------
      Net increase in net assets..................................          2,213,464              2,086,906
Net assets:
 Beginning of period..............................................          5,627,079              3,540,173
                                                                   -------------------------------------------
 End of period....................................................         $7,840,543             $5,627,079
                                                                   ===========================================
Undistributed net investment income included in net assets:
 Beginning of period..............................................         $        0             $   20,642
                                                                   ===========================================
 End of period....................................................         $   14,261             $        0
                                                                   ===========================================

                       See notes to financial statements.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Americas Government Securities Fund (the Fund) is a separate non-diversified series of Templeton Global Investment Trust (the Trust) which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income with total return as a secondary objective by investing at least 65% of its total net assets in debt securities issued or guaranteed by governments, government agencies, political subdivisions and other government entities of countries located in the Western Hemisphere, defined as countries located in North, South, or Central America or the surrounding waters. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. ORGANIZATION COSTS:

Organization costs are amortized on a straight line basis over five years.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited)(cont.)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST

At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1997                 YEAR ENDED
                                                                    (UNAUDITED)                  MARCH 31, 1997
                                                               ----------------------------------------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold..................................................  252,378    $2,716,994          265,772    $2,816,965
Shares issued on reinvestment of distributions...............   40,144       424,001           42,982       454,556
Shares redeemed..............................................  (95,859)   (1,029,076)        (126,942)   (1,345,872)
                                                               ----------------------------------------------------
Net increase.................................................  196,663    $2,111,919          181,812    $1,925,649
                                                               ====================================================

Templeton Global Investors, Inc., an affiliate of the Fund, is the record owner of 333,020 shares as of September 30, 1997.

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI of 0.60% per year of the average daily net assets Fund.

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited)(cont.)

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

        ANNUALIZED
         FEE RATE                   AVERAGE DAILY NET ASSETS
        ------------------------------------------------------------------
        0.15%         First $200 million
        0.135%        Over $200 million, up to and including $700 million
        0.10%         Over $700 million, up to and including $1.2 billion
        0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to reduce fees and to the extent necessary to limit total expenses to an annual rate of 1.25% of the Fund's average daily net assets through August 1, 1998.

The Fund reimburses Distributors up to 0.35% per year of its average daily net assets for costs incurred in marketing the Fund's shares. Under the distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1997, unreimbursed costs were $12,024. Distributors received net commissions from sales of Fund shares for the period of $4,750.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1997 aggregated $4,014,147 and $2,910,902, respectively.

5.  INCOME TAXES

The cost of securities for federal income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1997, the net unrealized appreciation based on cost of investments for income tax purposes, was as follows:

        Unrealized appreciation.............  $161,860
        Unrealized depreciation.............    (2,707)
                                              --------
        Net unrealized appreciation.........  $159,153
                                              ========

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LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota
Missouri
New Jersey
New York**
North Carolina
Ohio
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of Templeton Americas Government Securities Fund, which contains more complete information including risk factors, charges and expenses.

Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the investment manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

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